SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.
                               --------

Post-Effective Amendment No.      2      (File No. 333-57852)
                             ----------                                 [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.       5       (File No. 811-10321)                        [X]
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AXP PARTNERS SERIES, INC.
200 AXP Financial Center
Minneapolis, Minnesota  55474

Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:        March 8, 2002

It  is proposed that this filing will become effective:

[ ] immediately  upon filing pursuant to paragraph (b)
[X] on March 1, 2002, pursuant to  paragraph  (b)
[ ] 60 days after  filing  pursuant to paragraph (a)(1)
[ ] on (date)  pursuant to paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date), pursuant to paragraph  (a)(2) of Rule 485

If appropriate, check the following box:

[X] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

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Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 2 is to delay the effective date of Post-Effective Amendment No. 1 which was filed on or about November 30, 2001. The contents of Post-Effective Amendment No. 1 are incorporated by reference.